February 26, 2021

Via EDGAR

Patrick F. Scott
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal National Life Insurance Company Variable Life Separate Account ( the “Registrant”)
    Principal Variable Universal Life Income III (the “Policy”)
    Post-Effective Amendment No. 12 to Registration Statement on Form N-6 (the "Amendment")
    File Nos. 811-22589, 333-175768

Dear Mr. Scott -

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, the Registrant is filing the Amendment for the Policy with the Securities and Exchange Commission.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, underlying fund performance numbers, underwriter's commissions and underlying fund expenses.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C (including a Form of Updating Summary Prospectus), and a signature page.

Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/Britney L. Schnathorst

Britney L. Schnathorst
Counsel, Registrant